EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
12.	EARNINGS (LOSS) PER SHARE

Basic earnings per share (“EPS”) are computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

All figures in USD except number of shares and earnings (loss) per common share	2018	2017	2016
Numerator:
Net Loss	(95,306)	(204,969)	(4,456)
Denominator:
Basic - Weighted Average Common Shares Outstanding	141,969,666	103,832,680	92,531,001
Dilutive – Weighted Average Common Shares Outstanding	141,969,666	103,832,680	92,531,001
Loss per Common Share:
Basic	(0.67)	(1.97)	(0.05)
Diluted	(0.67)	(1.97)	(0.05)

On March 29, 2019, the Company launched an At-the-Market Offering of our common shares for up to $40.0 million. It is discretionary for the Company to issue shares under the arrangement that based on the share price of the Company of $2.10 per share as of April 10, 2019 would have resulted in 19,047,619 new shares being issued, if fully utilizing the At-the-Market Offering.